Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Shares	Equity Attributable to the Owners of QIAGEN N.V.	Non-controlling Interest
Balance (in shares) at Dec. 31, 2015		239,707,000				6,702,000
Balance at Dec. 31, 2015	$ 2,568,070	$ 2,812	$ 1,765,595	$ 1,209,197	$ (259,156)	$ (152,412)	$ 2,566,036	$ 2,034
Increase (Decrease) in Stockholders' Equity
Acquisition of QIAGEN Marseille S.A. shares from noncontrolling interests	(2,624)							(2,624)
Acquisition of Exiqon A/S	5,519							5,519
Acquisition of Exiqon shares from noncontrolling interests	(5,474)							(5,474)
Net income	80,303			80,404			80,404	(101)
Unrealized gain, net on pension	650				650		650
Unrealized gain (loss), net on hedging contracts	(2,977)				(2,977)		(2,977)
Realized gain (loss), net on hedging contracts	(4,671)				(4,671)		(4,671)
Unrealized loss, net on marketable securities	(1,371)				(1,371)		(1,371)
Translation adjustment, net	(65,668)				(66,314)		(66,314)	$ 646
Issuance of common shares in connection with stock plan (in shares)						1,555,000
Issuance of common shares in connection with stock plan	6,269			(26,137)		$ 32,406	6,269
Excess tax benefit of employee stock plans	782		782				782
Share-based compensation	28,288		28,288				28,288
Balance (in shares) at Dec. 31, 2016		239,707,000				5,147,000
Balance at Dec. 31, 2016	2,607,096	$ 2,812	1,794,665	1,263,464	(333,839)	$ (120,006)	2,607,096
Increase (Decrease) in Stockholders' Equity
Capital repayment (in shares)		(8,878,000)
Capital repayment	(244,429)	$ (110)	(244,319)			$ 191	(244,429)
Issuance of warrants			45,307				45,307
Acquisition of Exiqon A/S	45,307
Net income	40,394			40,394			40,394
Unrealized gain, net on pension	620				620		620
Unrealized gain (loss), net on hedging contracts	(42,489)				(42,489)		(42,489)
Realized gain (loss), net on hedging contracts	19,602				19,602		19,602
Unrealized loss, net on marketable securities	(786)				(786)		(786)
Translation adjustment, net	136,133				136,133		136,133
Purchase of treasury shares (in shares)						(1,909,000)
Purchase of treasury shares	(60,970)					$ (60,970)	(60,970)
Issuance of common shares in connection with stock plan (in shares)						2,593,000
Issuance of common shares in connection with stock plan	6,076			(55,913)		$ 61,989	6,076
Share-based compensation	$ 34,442		34,442				34,442
Balance (in shares) at Dec. 31, 2017	230,829,000	230,829,000				4,272,000
Balance at Dec. 31, 2017	$ 2,540,996	$ 2,702	1,630,095	1,247,945	(220,759)	$ (118,987)	2,540,996
Adjusted balance at Dec. 31, 2017	2,523,594	$ 2,702	1,630,095	1,229,601	(219,817)	$ (118,987)	2,523,594
Increase (Decrease) in Stockholders' Equity
Issuance of warrants	71,983		71,983				71,983
Net income	190,380			190,380			190,380
Unrealized gain, net on pension	754				754		754
Unrealized gain (loss), net on hedging contracts	22,365				22,365		22,365
Realized gain (loss), net on hedging contracts	(7,331)				(7,331)		(7,331)
Translation adjustment, net	(106,615)				(106,615)		(106,615)
Purchase of treasury shares (in shares)						(2,871,000)
Purchase of treasury shares	(104,685)					$ (104,685)	(104,685)
Issuance of common shares in connection with stock plan (in shares)						1,823,000
Issuance of common shares in connection with stock plan	4,412			(40,357)		$ 44,769	4,412
Share-based compensation	$ 40,113		40,113				40,113
Balance (in shares) at Dec. 31, 2018	230,829,000	230,829,000				5,320,000
Balance at Dec. 31, 2018	$ 2,634,970	$ 2,702	$ 1,742,191	$ 1,379,624	$ (310,644)	$ (178,903)	$ 2,634,970